Stockholders' equity (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2014 Market Offering [Member] USD ($)	Feb. 18, 2014 Market Offering [Member] USD ($)	Mar. 11, 2014 Common Share Offering One [Member] USD ($)	Mar. 11, 2014 Common Share Offering One [Member] CAD	Mar. 11, 2014 Common Share Offering Two [Member] USD ($)	Mar. 11, 2014 Common Share Offering Two [Member] CAD	Dec. 31, 2014 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2014 Amended Plan [Member]	Dec. 31, 2014 Amended Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			59,500
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum												10.00%	12.50%
Nonvested options, unrecognized share-based compensation costs	$ 1,023	$ 1,349
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 7 months 6 days	1 year 7 months 6 days
Intrinsic value of options exercised	666	32
Proceeds from exercise of options	148	8
Weight average fair value of options granted	$ 4.55	$ 2.17
Fair value of options vested	696	444
Allocated Share-based Compensation Expense										1,141	645
Stock Issued During Period, Shares, New Issues				30,513		1,500,000		1,500,000
Common stock shares reserved for future issuance					8,900
Proceeds from Issuance of Common Stock	$ 13,821	$ 0		$ 289		$ 12,369		$ 12,720
Share Price							10.00		10.00
Maximum Restricted Stock Units Issuable			413,001